Stock Options, Restricted Stock, and Dividend Reinvestment Plans - Summary of Stock Option Activity (Details) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($) $ / shares shares
Options Outstanding
Beginning of period, Outstanding (in shares) | shares	6,608,571
Options granted (in shares) | shares	394,296
Options exercised (in shares) | shares	(376,273)
Options expired/cancelled (in shares) | shares	(721,907)
End of period, Outstanding (in shares) | shares	5,904,687
Options exercisable (in shares) | shares	4,412,367
Options expected to vest (in shares) | shares	1,492,320
Weighted Average Exercise Price (per share)
Beginning of period, weighted average exercise price (in dollars per share) | $ / shares	$ 16.80
Options granted, weighted average exercise price (in dollars per share) | $ / shares	18.69
Options exercised, weighted average exercise price (in dollars per share) | $ / shares	11.91
Options expired/cancelled, weighted average exercise price (in dollars per share) | $ / shares	25.80
End of period, weighted average exercise price (in dollars per share) | $ / shares	$ 16.16
Outstanding, weighted average contractual term	3 years 22 days
Outstanding, aggregate intrinsic value | $	$ 6,684
Options exercisable, weighted average exercise price (in dollars per share) | $ / shares	$ 16.44
Options exercisable, weighted average contractual term	2 years 5 months 13 days
Options exercisable, aggregate intrinsic value | $	$ 5,619
Options expected to vest, weighted average exercise price (in dollars per share) | $ / shares	$ 15.35
Options expected to vest, weighted average remaining contractual term	4 years 10 months 2 days
Options expected to vest, aggregate intrinsic value | $	$ 1,065